Debt - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 10, 2012 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2012 USD ($)
Disclosure Of Borrowings [Line Items]
Debt				$ 595,977,000	$ 593,783,000
Revolving credit facility [member]
Disclosure Of Borrowings [Line Items]
Borrowings						$ 375,000,000.0
Net Debt to EBITDA ratio				2.26	0.9
LIBOR interest plus margin				2.625%
Loan undrawn standby fee				0.725%
Loan undrawn standby fee paid	$ 2,031,000
Prepaid loan cost				$ 749,000	$ 1,272,000
Revolving credit facility [member] | Amended and restated credit agreement [member]
Disclosure Of Borrowings [Line Items]
Borrowings	250,000,000		$ 250,000,000
Additional borrowing capacity	$ 100,000,000		$ 100,000,000
Borrowings maturity			Jun. 13, 2020
Aggregate unsecured indebtedness				850,000,000
Secured indebtedness incurred				200,000,000
Unsecured indebtedness				$ 150,000,000
Net Debt to EBITDA ratio				3.5
Minimum EBITDA to Interest ratio				3
Loan undrawn standby fee paid				$ 0	0
Senior notes [member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity		Dec. 15, 2020
Notes issued at par value		$ 600,000,000.0
Debt fixed interest rate		6.125%
Senior notes issued		$ 589,500,000
Fair market value of notes issued				550,000,000
Deferred financing cost				$ 4,023,000	$ 6,217,000